UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:    811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices)
(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Crawford Large Cap Dividend Fund

Class C (CDGCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.98%

How did the Fund perform during the reporting period?

The stock market turned positive in the second quarter after declining in the first, with momentum accelerating in April and May. Gains were concentrated in Artificial Intelligence (AI) related areas, where a narrow group of companies benefited from rising capital expenditures, supply and demand imbalances, a coding announcement that suggests AI may substitute for certain labor and software functions, and increasingly optimistic earnings expectations. Meanwhile, many high-quality businesses outside the direct AI buildout received less attention despite sound and improving fundamentals.

For the six months ended June 30, 2026, the Fund’s Class C shares returned -1.19%. The Fund’s benchmark, the Russell 1000® Value Index, returned 16.26% for the same period. Technology was by far the largest detractor from relative performance during the period, as the benchmark’s Technology holdings rose 89%, led by cyclical companies tied directly to AI infrastructure. The Fund lacked exposure to many of the strongest semiconductor and hardware stocks, while its software holdings faced valuation pressure as investors reassessed potential disruption from AI. Many of the companies driving benchmark returns do not pay meaningful dividends, and their capital-intensive, cyclical characteristics do not align with our philosophy.

We have made selective changes to Fund holdings to improve participation in future upside while maintaining downside protection. Market expectations remain high, earnings are strong, and valuations appear stretched. Periods like this can be challenging for our quality-focused approach, but we remain focused on financial strength, earnings consistency, cash flow generation, dividend durability, balance sheet quality, and valuation. This approach may not always keep pace with the most speculative areas of the market, but we believe it offers a more predictable path to compounding capital over full market cycles, particularly as the returns generated by certain AI-related companies are unlikely to be repeated indefinitely.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class C
Russell 1000® Index
Russell 1000® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,504
$29,757
$21,868
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Crawford Large Cap Dividend Fund - Class C	Russell 1000® Index	Russell 1000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,057	$11,803	$11,553
Jun-2018	$11,956	$13,519	$12,335
Jun-2019	$13,451	$14,873	$13,379
Jun-2020	$13,176	$15,986	$12,197
Jun-2021	$17,570	$22,871	$17,525
Jun-2022	$16,114	$19,890	$16,330
Jun-2023	$17,592	$23,741	$18,214
Jun-2024	$19,005	$29,410	$20,592
Jun-2025	$21,509	$34,017	$23,414
Jun-2026	$21,868	$41,504	$29,757

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class C
Without Load	1.67%	4.47%	8.14%
With Load	1.67%	4.47%	8.14%
Russell 1000® Index	22.01%	12.66%	15.29%
Russell 1000® Value Index	27.09%	11.17%	11.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Russell 1000® Index is included due to regulatory requirements.

Fund Statistics

Table Summary
Net Assets	$57,886,657
Number of Portfolio Holdings	40
Advisory Fee	$145,529
Portfolio Turnover	10%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.9%
Health Care
18.6%
Industrials
17.8%
Technology
15.0%
Consumer Staples
11.5%
Consumer Discretionary
4.1%
Utilities
3.8%
Communications
1.9%
Materials
1.5%
Other Assets in Excess of Liabilities
1.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Materials	1.5%
Communications	1.9%
Utilities	3.8%
Consumer Discretionary	4.1%
Consumer Staples	11.5%
Technology	15.0%
Industrials	17.8%
Health Care	18.6%
Financials	23.9%

Crawford Large Cap Dividend Fund - Class C (CDGCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-CDGCX

Crawford Large Cap Dividend Fund

Class I (CDGIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.98%

How did the Fund perform during the reporting period?

The stock market turned positive in the second quarter after declining in the first, with momentum accelerating in April and May. Gains were concentrated in Artificial Intelligence (AI) related areas, where a narrow group of companies benefited from rising capital expenditures, supply and demand imbalances, a coding announcement that suggests AI may substitute for certain labor and software functions, and increasingly optimistic earnings expectations. Meanwhile, many high-quality businesses outside the direct AI buildout received less attention despite sound and improving fundamentals.

For the six months ended June 30, 2026, the Fund’s Class I shares returned -0.75%. The Fund’s benchmark, the Russell 1000® Value Index, returned 16.26% for the same period. Technology was by far the largest detractor from relative performance during the period, as the benchmark’s Technology holdings rose 89%, led by cyclical companies tied directly to AI infrastructure. The Fund lacked exposure to many of the strongest semiconductor and hardware stocks, while its software holdings faced valuation pressure as investors reassessed potential disruption from AI. Many of the companies driving benchmark returns do not pay meaningful dividends, and their capital-intensive, cyclical characteristics do not align with our philosophy.

We have made selective changes to Fund holdings to improve participation in future upside while maintaining downside protection. Market expectations remain high, earnings are strong, and valuations appear stretched. Periods like this can be challenging for our quality-focused approach, but we remain focused on financial strength, earnings consistency, cash flow generation, dividend durability, balance sheet quality, and valuation. This approach may not always keep pace with the most speculative areas of the market, but we believe it offers a more predictable path to compounding capital over full market cycles, particularly as the returns generated by certain AI-related companies are unlikely to be repeated indefinitely.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class I
Russell 1000® Index
Russell 1000® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,504
$29,757
$24,162
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Crawford Large Cap Dividend Fund - Class I	Russell 1000® Index	Russell 1000® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,159	$11,803	$11,553
Jun-2018	$12,183	$13,519	$12,335
Jun-2019	$13,848	$14,873	$13,379
Jun-2020	$13,707	$15,986	$12,197
Jun-2021	$18,461	$22,871	$17,525
Jun-2022	$17,103	$19,890	$16,330
Jun-2023	$18,862	$23,741	$18,214
Jun-2024	$20,591	$29,410	$20,592
Jun-2025	$23,525	$34,017	$23,414
Jun-2026	$24,162	$41,504	$29,757

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class I	2.71%	5.53%	9.22%
Russell 1000® Index	22.01%	12.66%	15.29%
Russell 1000® Value Index	27.09%	11.17%	11.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Russell 1000® Index is included due to regulatory requirements.

Fund Statistics

Table Summary
Net Assets	$57,886,657
Number of Portfolio Holdings	40
Advisory Fee	$145,529
Portfolio Turnover	10%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Materials	1.5%
Communications	1.9%
Utilities	3.8%
Consumer Discretionary	4.1%
Consumer Staples	11.5%
Technology	15.0%
Industrials	17.8%
Health Care	18.6%
Financials	23.9%

Crawford Large Cap Dividend Fund - Class I (CDGIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-CDGIX

Crawford Multi-Asset Income Fund

 (CMALX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crawford Multi-Asset Income Fund	$51	0.99%

How did the Fund perform during the reporting period?

The Fund continued to fulfill its objective of generating a high and sustainable level of income while maintaining lower risk than higher-yielding segments of the capital markets in the first half of 2026. In the first quarter, valuation compression affected many of the market’s prior leaders, while capital rotated toward companies offering attractive yields and more reasonable valuations. Energy companies also advanced amid geopolitical developments, supporting the Fund’s absolute performance. This environment shifted in the second quarter as price momentum accelerated in April and May and market gains became increasingly concentrated in Artificial Intelligence (AI) related companies. Many higher-quality and higher-yielding businesses outside the direct AI buildout received less investor attention despite sound and improving fundamentals.

For the six months ended June 30, 2026, the Fund returned 7.39%. The Fund’s primary benchmark, the NASDAQ US Multi-Asset Diversified Income Total Return Index, returned 9.24% for the same period. The Fund’s investment process remains focused on generating a high level of current income while managing risk. Allocations among High-Dividend Equities, Preferred Stocks, Corporate Bonds, Real Estate Investment Trusts, and Energy Infrastructure Companies vary over time based on individual security valuations and the broader income opportunity set.

We believe the Fund’s income-generating capacity remains intact and should continue to serve shareholders well. We enter the second half of the year confident in the Fund’s ability to provide steady income across a range of market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Crawford Multi-Asset Income Fund
NASDAQ US Multi-Asset Diversified Income Total Return Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,264
$16,373
$15,698
Sep-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income Total Return Index	Russell 3000® Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$10,180	$10,131	$11,126
Jun-2019	$10,805	$10,935	$12,126
Jun-2020	$9,371	$8,649	$12,917
Jun-2021	$12,034	$11,376	$18,622
Jun-2022	$11,955	$10,824	$16,040
Jun-2023	$12,276	$11,164	$19,080
Jun-2024	$13,464	$12,954	$23,493
Jun-2025	$14,953	$13,927	$27,086
Jun-2026	$16,373	$15,698	$33,264

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 12, 2017)
Crawford Multi-Asset Income Fund	9.49%	6.35%	5.76%
NASDAQ US Multi-Asset Diversified Income Total Return Index	12.72%	6.65%	5.26%
Russell 3000® Index	22.81%	12.30%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$192,778,468
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$749,139
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
29.6%
Real Estate
22.2%
Utilities
16.7%
Energy
13.3%
Health Care
4.5%
Money Market Funds
4.4%
Consumer Staples
3.5%
Industrials
2.3%
Communications
1.8%
Technology
1.4%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	1.4%
Communications	1.8%
Industrials	2.3%
Consumer Staples	3.5%
Money Market Funds	4.4%
Health Care	4.5%
Energy	13.3%
Utilities	16.7%
Real Estate	22.2%
Financials	29.6%

Crawford Multi-Asset Income Fund -  (CMALX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-CMALX

Crawford Small Cap Dividend Fund

Class I (CDOFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716 or info@crawfordinvestment.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%

How did the Fund perform during the reporting period?

In the first quarter of the year, quality and value were supportive factors, but this reversed in the second quarter as price momentum accelerated in April and May. Gains were concentrated in Artificial Intelligence (AI) related areas, where a narrow group of companies benefited from rising capital expenditures, supply and demand imbalances, a coding announcement that suggests AI may substitute for certain labor and software functions, and increasingly optimistic earnings expectations. Meanwhile, many high-quality businesses outside the direct AI buildout received less investor attention despite sound and improving fundamentals.

For the six months ended June 30, 2026, the Fund’s Class I shares returned 17.05%. The Fund’s benchmark, the Russell 2000® Index, returned 22.57% for the same period. The benchmark’s Technology holdings rose 48%, led by cyclical companies tied directly to AI infrastructure. In the second quarter alone, semiconductor and semiconductor equipment companies returned more than 100%, communications equipment rose 59%, and biotechnology stocks advanced 24%. Many of the businesses that drove index performance do not pay dividends, and their capital-intensive, cyclical characteristics do not align with our investment philosophy. This environment created a headwind for the Fund’s higher-quality, dividend-paying approach. Non-dividend-paying stocks outperformed dividend payers by approximately 6% during the six months ended June 30, 2026, further contributing to the relative performance gap.

We remain focused on high-quality small-cap businesses with financial strength, consistent earnings, durable cash flow and dividends, sound balance sheets, and attractive valuations. This approach may not keep pace with the most speculative areas of the market, but we believe it offers a more predictable path to compounding capital over full market cycles.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Small Cap Dividend Fund - Class I
Russell 2000® Index
Russell 3000® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,667
$30,034
$24,246
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Crawford Small Cap Dividend Fund - Class I	Russell 2000® Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,195	$12,460	$11,851
Jun-2018	$14,020	$14,649	$13,602
Jun-2019	$14,188	$14,164	$14,824
Jun-2020	$12,401	$13,226	$15,792
Jun-2021	$18,038	$21,429	$22,767
Jun-2022	$16,210	$16,029	$19,610
Jun-2023	$17,634	$18,002	$23,327
Jun-2024	$19,027	$19,812	$28,721
Jun-2025	$19,956	$21,334	$33,114
Jun-2026	$24,246	$30,034	$40,667

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Crawford Small Cap Dividend Fund - Class I	21.50%	6.09%	9.26%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$382,271,537
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$1,523,661
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 39.6%
Financials 19.4%
Consumer Discretionary 8.8%
Technology 7.9%
Real Estate 5.1%
Consumer Staples 4.4%
Health Care 4.0%
Energy 2.9%
Utilities 2.8%
Materials 2.3%
Money Market Funds 2.1%
Communications 0.6%
Other Assets in Excess of Liabilities 0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	0.6%
Money Market Funds	2.1%
Materials	2.3%
Utilities	2.8%
Energy	2.9%
Health Care	4.0%
Consumer Staples	4.4%
Real Estate	5.1%
Technology	7.9%
Consumer Discretionary	8.8%
Financials	19.4%
Industrials	39.6%

Crawford Small Cap Dividend Fund - Class I (CDOFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-CDOFX

Q India Equity Fund

Class I (QINIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Q India Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.98%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
44.7%
Technology
14.0%
Consumer Discretionary
9.8%
Health Care
6.3%
Industrials
5.3%
Utilities
4.9%
Energy
3.8%
Materials
3.3%
Money Market Funds
2.7%
Real Estate
2.4%
Communications
1.9%
Other Assets in Excess of Liabilities
0.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	1.9%
Real Estate	2.4%
Money Market Funds	2.7%
Materials	3.3%
Energy	3.8%
Utilities	4.9%
Industrials	5.3%
Health Care	6.3%
Consumer Discretionary	9.8%
Technology	14.0%
Financials	44.7%

Fund Statistics

  Net Assets$933,513
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$0
  Portfolio Turnover5%

Country Weighting (% of net assets)

Table Summary
India	96.4%
United States	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, dated April 30, 2026, or upon request at 833-894-0514.

Effective April 30, 2026, the Class I’s expense limitation was increased from 0.98% of the Fund’s average net assets to 1.05% of the Fund’s average net assets.

Q India Equity Fund - Class I

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-QINIX

Q India Equity Fund

Class II (QINSX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Q India Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$35	0.75%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	1.9%
Real Estate	2.4%
Money Market Funds	2.7%
Materials	3.3%
Energy	3.8%
Utilities	4.9%
Industrials	5.3%
Health Care	6.3%
Consumer Discretionary	9.8%
Technology	14.0%
Financials	44.7%

Fund Statistics

  Net Assets$933,513
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$0
  Portfolio Turnover5%

Country Weighting (% of net assets)

Table Summary
India	96.4%
United States	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, dated April 30, 2026, or upon request at 833-894-0514.

Effective April 30, 2026, the Class II’s expense limitation was increased from 0.75% of the Fund’s average net assets to 1.05% of the Fund’s average net assets.

Q India Equity Fund - Class II

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-QINSX

Q India Equity Fund

Investor Class (QINRX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Q India Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.23%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Communications	1.9%
Real Estate	2.4%
Money Market Funds	2.7%
Materials	3.3%
Energy	3.8%
Utilities	4.9%
Industrials	5.3%
Health Care	6.3%
Consumer Discretionary	9.8%
Technology	14.0%
Financials	44.7%

Fund Statistics

  Net Assets$933,513
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$0
  Portfolio Turnover5%

Country Weighting (% of net assets)

Table Summary
India	96.4%
United States	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, dated April 30, 2026, or upon request at 833-894-0514.

Effective April 30, 2026, the Investor Class’s expense limitation was increased from 1.23% of the Fund’s average net assets to 1.30% of the Fund’s average net assets.

Q India Equity Fund - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-QINRX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Semi-Annual Financial Statements and Additional Information June 30, 2026

CDGIX	Crawford Large Cap Dividend Fund Class I

CDGCX	Crawford Large Cap Dividend Fund Class C

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.	Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, GA 30339 www.CrawfordInvestmentFunds.com

Distributed by
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Crawford Small Cap Dividend Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS — 97.89%	Shares	Fair Value

Communications — 0.64%
HealthStream, Inc.	89,353	$2,434,869

Consumer Discretionary — 8.83%
Academy Sports & Outdoors, Inc.	145,210	6,843,747
HNI Corp.	134,222	5,423,911
Monarch Casino & Resort, Inc.	39,231	5,163,192
Monro, Inc.	239,221	4,093,071
OneSpaWorld Holdings Ltd.	115,121	3,251,017
Rocky Brands, Inc.	117,169	4,832,050
Scotts Miracle-Gro Co. (The)	61,100	4,161,521
		33,768,509
Consumer Staples — 4.45%
Interparfums, Inc.	42,522	4,756,511
J&J Snack Foods Corp.	37,990	2,790,366
Phibro Animal Health Corp., Class A	147,577	4,633,917
Turning Point Brands, Inc.	56,855	4,821,873
		17,002,667
Energy — 2.86%
Kinetik Holdings, Inc.	104,620	5,057,331
Landbridge Co., LLC, Class A	73,963	5,860,828
		10,918,159
Financials — 19.37%
BancFirst Corp.	46,019	5,114,091
First Hawaiian, Inc.	141,237	4,138,244
FirstCash Holdings, Inc.	28,094	6,077,294
German American Bancorp, Inc.	103,889	4,930,572
Hamilton Lane, Inc., Class A	69,081	5,445,655
Hanover Insurance Group, Inc.	23,359	5,001,629
Lazard, Inc.	128,281	5,380,105
Old Republic International Corp.	96,506	3,949,026
Piper Sandler Companies	59,561	4,308,643
SouthState Bank Corp.	60,362	6,030,164
Stock Yards Bancorp, Inc.	82,982	6,345,634
Trico Bancshares	110,047	5,926,031
Walker & Dunlop, Inc.	90,068	4,926,720
WSFS Financial Corp.	84,593	6,490,820
		74,064,628
Health Care — 4.04%
LeMaitre Vascular, Inc.	79,746	7,652,426
US Physical Therapy, Inc.	113,452	7,791,884
		15,444,310
Industrials — 39.62%
Advanced Energy Industries, Inc.	14,282	5,325,329
AZZ, Inc.	61,371	9,515,574
Belden, Inc.	52,975	6,352,232

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

COMMON STOCKS — 97.89% - (continued)	Shares	Fair Value

Industrials — 39.62% - (continued)
Cactus, Inc., Class A	61,070	$3,128,616
Cadre Holdings, Inc.	196,450	5,600,790
Cognex Corp.	94,431	6,838,693
ESCO Technologies, Inc.	28,374	9,932,035
Franklin Electric Co., Inc.	69,490	7,448,633
H&R Block, Inc.	72,421	2,757,792
Hackett Group, Inc. (The)	344,568	3,710,997
Hexcel Corp.	67,899	6,793,974
Information Services Group, Inc.	669,683	2,752,397
Landstar System, Inc.	24,918	5,153,292
Littelfuse, Inc.	18,946	8,626,681
ManpowerGroup, Inc.	112,023	3,783,017
Mesa Laboratories, Inc.	65,070	6,477,719
Moog, Inc., Class A	24,395	10,339,577
MSC Industrial Direct Co., Inc., Class A	44,202	5,257,828
Mueller Water Products, Inc., Class A	240,964	6,224,100
NAPCO Security Technologies, Inc.	155,444	5,903,763
Ralliant Corp.	81,100	5,971,393
Standex International, Inc.	29,412	10,519,789
Tennant Co.	50,908	4,456,486
Valmont Industries, Inc.	14,798	8,547,325
		151,418,032
Materials — 2.31%
HB Fuller Co.	79,754	4,648,861
WD-40 Co.	17,150	4,178,426
		8,827,287
Real Estate — 5.08%
Independence Realty Trust, Inc.	437,405	7,300,289
STAG Industrial, Inc.	129,778	4,939,351
Terreno Realty Corp.	111,050	7,192,709
		19,432,349
Technology — 7.94%
A10 Networks, Inc.	180,527	6,744,489
Cass Information Systems, Inc.	93,225	4,784,307
CTS Corp.	68,863	4,489,179
Pegasystems, Inc.	194,766	5,837,137
Power Integrations, Inc.	101,626	8,512,193
		30,367,305
Utilities — 2.75%
Black Hills Corp.	88,852	6,610,589
California Water Service Group	80,429	3,912,871
		10,523,460
Total Common Stocks (Cost $261,496,668)		374,201,575

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

MONEY MARKET FUNDS - 2.06%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%(a)	7,871,450	$7,871,450
Total Money Market Funds (Cost $7,871,450)		7,871,450

Total Investments — 99.95% (Cost $269,368,118)		382,073,025
Other Assets in Excess of Liabilities — 0.05%		198,512
NET ASSETS — 100.00%		$382,271,537

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS — 55.77%	Shares	Fair Value

Communications — 1.80%
Omnicom Group, Inc.	47,530	$3,461,610

Consumer Staples — 3.49%
British American Tobacco PLC - ADR	62,640	3,868,646
Philip Morris International, Inc.	15,780	2,854,760
		6,723,406
Energy — 13.33%
Chevron Corp.	14,735	2,442,474
Kinder Morgan, Inc.	219,810	7,027,325
Kinetik Holdings, Inc.	124,725	6,029,207
ONEOK, Inc.	50,005	4,347,435
Williams Companies, Inc. (The)	78,910	5,866,169
		25,712,610
Financials — 7.38%
First Hawaiian, Inc.	137,830	4,038,419
Huntington Bancshares, Inc.	228,020	4,042,795
PNC Financial Services Group, Inc. (The)	13,390	3,296,886
Prudential Financial, Inc.	26,310	2,839,638
		14,217,738
Health Care — 4.48%
AbbVie, Inc.	21,920	5,515,949
Pfizer, Inc.	129,360	3,114,989
		8,630,938
Industrials — 2.30%
United Parcel Service, Inc., Class B	41,210	4,430,075

Real Estate — 13.34%
Crown Castle International Corp.	23,555	1,783,820
CubeSmart	74,400	2,958,888
Four Corners Property Trust, Inc.	149,920	3,680,536
Healthpeak Properties, Inc.	221,393	4,737,810
Lamar Advertising Co., Class A	29,310	4,571,774
Mid-America Apartment Communities, Inc.	21,630	3,005,272
WP Carey, Inc.	69,885	4,996,778
		25,734,878
Technology — 1.44%
Paychex, Inc.	28,180	2,770,939

Utilities — 8.21%
American Electric Power Co., Inc.	36,070	4,934,736
Black Hills Corp.	58,620	4,361,328
Dominion Energy, Inc.	41,450	2,830,621
Duke Energy Corp.	29,310	3,710,060
		15,836,745
Total Common Stocks (Cost $87,232,292)		107,518,939

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

PREFERRED STOCKS — 23.72%	Shares	Fair Value

Financials— 13.96%
AGNC Investment Corp., Series G, 7.75%	221,020	$5,536,552
American Express Co., Series D, 3.55%	4,164,000	4,148,151
Annaly Capital Management, Inc., Series F, 6.95%	74,200	1,886,906
Bank of America Corp., Series KK, 5.38%	9,830	211,050
Invesco Mortgage Capital, Inc., Series C, 7.50%	138,130	3,409,048
M&T Bank Corp., Series J, 7.50%	59,510	1,547,260
Two Harbors Investment Corp., Series B, 7.63%	191,630	4,606,785
Wells Fargo & Co., Series L, 7.50%	4,820	5,576,740
		26,922,492
Real Estate— 6.62%
Armada Hoffler Properties, Inc., Series A, 6.75%	210,180	4,546,193
Digital Realty Trust, Inc., Series L, 5.20%	170,250	3,348,818
UMH Properties, Inc., Series D, 6.38%	126,180	2,656,089
Vornado Realty Trust, Series M, 5.25%	122,780	2,203,901
		12,755,001
Utilities— 3.14%
Sempra Energy, 5.75%	8,690	181,273
Southern Co. (The), Series A, 4.95%	304,850	5,865,314
		6,046,587
Total Preferred Stocks (Cost $48,519,418)		45,724,080

	Principal
CORPORATE BONDS — 15.89%	Amount
Financials— 8.23%
Bank of America Corp., 6.13%, 4/27/2077 (H15T5Y + 323.000bps)(a)(b)	$5,633,000	5,685,610
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.000bps)(a)(b)	5,545,000	5,680,054
Truist Financial Corp., 6.67%, 3/1/2168 (H15T5Y + 300.000bps)(a)(b)	4,510,000	4,508,945
		15,874,609
Real Estate— 2.29%
Crown Castle, Inc., 5.00%, 1/11/2028	4,384,000	4,409,586

Utilities— 5.37%
American Electric Power Co., Inc., 5.80%, 3/15/2056(a)	5,635,000	5,606,394
Eversource Energy, 6.10%, 8/15/2056(a)	4,750,000	4,740,654
		10,347,048
Total Corporate Bonds (Cost $30,697,954)		30,631,243

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)

MONEY MARKET FUNDS - 4.36%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%(c)	8,400,124	$8,400,124
Total Money Market Funds (Cost $8,400,124)		8,400,124

Total Investments — 99.74% (Cost $174,849,788)		192,274,386
Other Assets in Excess of Liabilities — 0.26%		504,082
NET ASSETS — 100.00%		$192,778,468

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

ADR	- American Depositary Receipt.

H15T5Y	- 5-Year U.S. Treasury Constant Maturity Rate

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Crawford	Crawford
	Large Cap	Small Cap	Crawford
	Dividend	Dividend	Multi-Asset
	Fund	Fund	Income Fund
Assets
Investments in securities at value (cost $27,052,191, $269,368,118 and $174,849,788)	$56,764,448	$382,073,025	$192,274,386
Receivable for fund shares sold	21,708	270,047	—
Receivable for investments sold	3,929,020	354,759	—
Dividends and interest receivable	100,201	468,862	837,928
Tax reclaims receivable	3,615	—	—
Prepaid expenses	22,756	20,056	10,924
Total Assets	60,841,748	383,186,749	193,123,238

Liabilities
Bank overdraft	79,633	—	—
Payable for fund shares redeemed	57,502	115,105	83,101
Payable for distributions to shareholders	63,615	141,632	62,172
Payable for investments purchased	2,667,372	293,585	—
Payable to Adviser	23,746	259,337	127,936
12b-1 fees accrued - Class C	8,924	—	—
Payable to affiliates	32,968	76,116	46,735
Payable to trustees	10,957	10,956	10,956
Other accrued expenses	10,374	18,481	13,870
Total Liabilities	2,955,091	915,212	344,770
Net Assets	$57,886,657	$382,271,537	$192,778,468

Net Assets consist of:
Paid-in capital	$26,469,086	$263,133,078	$177,126,116
Accumulated earnings	31,417,571	119,138,459	15,652,352
Net Assets	$57,886,657	$382,271,537	$192,778,468

Class I
Net Assets	$55,793,454	$382,271,537
Shares outstanding (unlimited number of shares authorized, no par value)	3,813,355	7,073,240
Net asset value and offering price per share	$14.63	$54.04

Class C
Net Assets	$2,093,203
Shares outstanding (unlimited number of shares authorized, no par value)	144,443
Net asset value and offering price per share	$14.49

Net Assets			$192,778,468
Shares outstanding (unlimited number of shares authorized, no par value)			7,089,998
Net asset value and offering price per share			$27.19

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Operations
For the Period ended June 30, 2026 (Unaudited)

	Crawford Large	Crawford Small	Crawford Multi-
	Cap Dividend	Cap Dividend	Asset Income
	Fund	Fund	Fund
Investment Income
Dividend income	$648,712	$4,260,523	$3,768,567
Interest income	—	—	1,021,228
Foreign dividend taxes withheld	(1,843)	—	(937)
Total investment income	646,869	4,260,523	4,788,858

Expenses
Adviser	145,529	1,762,863	921,001
Fund accounting	24,235	35,536	26,788
Administration	20,491	90,828	47,340
Registration	17,838	16,817	9,920
Transfer agent	17,260	17,117	12,440
Trustee	10,743	10,741	10,741
Legal	10,714	10,714	10,713
12b-1 fees - Class C	10,427	—	—
Audit and tax preparation	10,356	10,220	10,766
Compliance services	6,451	6,175	5,958
Custodian	3,775	17,323	10,094
Report printing	2,339	6,930	3,382
Insurance	2,302	3,449	2,697
Pricing	529	786	1,184
Miscellaneous	12,400	13,961	10,941
Total expenses	295,389	2,003,460	1,083,965
Fees contractually waived by Adviser	—	(239,202)	(171,862)
Net operating expenses	295,389	1,764,258	912,103
Net investment income	351,480	2,496,265	3,876,755

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	1,786,982	7,917,779	(1,588,936)
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(2,532,720)	45,459,955	10,765,136
Net realized and change in unrealized gain (loss) on investments and foreign currency	(745,738)	53,377,734	9,176,200
Net increase (decrease) in net assets resulting from operations	$(394,258)	$55,873,999	$13,052,955

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$351,480	$703,882
Net realized gain on investment securities transactions	1,786,982	1,941,828
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(2,532,720)	4,167,324
Net increase (decrease) in net assets resulting from operations	(394,258)	6,813,034

Distributions to Shareholders from Earnings
Class I	(336,827)	(3,288,125)
Class C	(794)	(100,941)
Total distributions	(337,621)	(3,389,066)

Capital Transactions - Class I
Proceeds from shares sold	2,275,285	7,090,068
Reinvestment of distributions	211,249	2,725,524
Amount paid for shares redeemed	(3,588,355)	(10,562,456)
Total Class I	(1,101,821)	(746,864)
Capital Transactions - Class C
Reinvestment of distributions	789	100,162
Amount paid for shares redeemed	(7,468)	(607,708)
Total Class C	(6,679)	(507,546)
Net decrease in net assets resulting from capital transactions	(1,108,500)	(1,254,410)
Total Increase (Decrease) in Net Assets	(1,840,379)	2,169,558

Net Assets
Beginning of period	59,727,036	57,557,478
End of period	$57,886,657	$59,727,036

Share Transactions - Class I
Shares sold	154,532	473,427
Shares issued in reinvestment of distributions	14,652	182,522
Shares redeemed	(241,203)	(705,624)
Total Class I	(72,019)	(49,675)

Share Transactions - Class C
Shares issued in reinvestment of distributions	55	6,781
Shares redeemed	(508)	(41,078)
Total Class C	(453)	(34,297)

Net decrease in shares outstanding	(72,472)	(83,972)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,496,265	$3,794,639
Net realized gain on investment securities transactions	7,917,779	3,118,335
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	45,459,955	(6,950,392)
Net increase (decrease) in net assets resulting from operations	55,873,999	(37,418)

Distributions to Shareholders from Earnings
Class I	(2,038,926)	(11,278,113)
Total distributions	(2,038,926)	(11,278,113)

Capital Transactions - Class I
Proceeds from shares sold	16,698,928	41,577,096
Reinvestment of distributions	1,701,344	9,955,066
Amount paid for shares redeemed	(18,702,163)	(41,925,909)
Total Class I	(301,891)	9,606,253
Net increase (decrease) in net assets resulting from capital transactions	(301,891)	9,606,253
Total Increase (Decrease) in Net Assets	53,533,182	(1,709,278)

Net Assets
Beginning of period	328,738,355	330,447,633
End of period	$382,271,537	$328,738,355

Share Transactions - Class I
Shares sold	335,090	868,591
Shares issued in reinvestment of distributions	33,744	212,953
Shares redeemed	(373,789)	(906,687)
Total Class I	(4,955)	174,857

Net increase (decrease) in shares outstanding	(4,955)	174,857

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,876,755	$6,303,239
Net realized gain (loss) on investment securities transactions	(1,588,936)	2,264,038
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	10,765,136	(1,069,928)
Net increase in net assets resulting from operations	13,052,955	7,497,349

Distributions to Shareholders from
Earnings	(3,665,742)	(11,784,056)
Total distributions	(3,665,742)	(11,784,056)

Capital Transactions
Proceeds from shares sold	17,656,184	24,949,120
Reinvestment of distributions	3,279,137	10,524,650
Amount paid for shares redeemed	(5,399,353)	(8,505,251)
Net increase in net assets resulting from capital transactions	15,535,968	26,968,519
Total Increase in Net Assets	24,923,181	22,681,812

Net Assets
Beginning of period	167,855,287	145,173,475
End of period	$192,778,468	$167,855,287

Share Transactions
Shares sold	667,946	925,219
Shares issued in reinvestment of distributions	121,946	400,006
Shares redeemed	(200,490)	(321,750)

Net increase in shares outstanding	589,402	1,003,475

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	June 30,		For the Years Ended December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.83		$14.00	$13.43	$13.10	$14.62	$12.44

Investment operations:
Net investment income	0.09		0.18	0.21	0.22	0.20	0.18
Net realized and unrealized gain (loss)	(0.20)		1.52	1.32	0.71	(1.30)	2.53
Total from investment operations	(0.11)		1.70	1.53	0.93	(1.10)	2.71

Less distributions to shareholders from:
Net investment income	(0.09)		(0.18)	(0.21)	(0.22)	(0.20)	(0.18)
Net realized gains	—		(0.69)	(0.75)	(0.38)	(0.22)	(0.35)
Total distributions	(0.09)		(0.87)	(0.96)	(0.60)	(0.42)	(0.53)

Net asset value, end of period	$14.63		$14.83	$14.00	$13.43	$13.10	$14.62

Total Return(a)	(0.75	)%(b)	12.22%	11.38%	7.22%	(7.43)%	21.91%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$55,793		$57,601	$55,074	$54,559	$54,437	$59,095
Ratio of net expenses to average net assets	0.98	%(c)	0.96%	0.97%	0.95%	0.92%	0.93%
Ratio of expenses to average net assets before waiver or recoupment	0.98	%(c)	0.96%	0.97%	0.95%	0.92%	0.89%
Ratio of net investment income to average net assets	1.24	%(c)	1.23%	1.43%	1.65%	1.54%	1.28%
Portfolio turnover rate	10	%(b)	6%	15%	19%	11%	7%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class C
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	June 30,		For the Years Ended December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.67		$13.86	$13.30	$12.99	$14.49	$12.33

Investment operations:
Net investment income	0.02		0.03	0.06	0.08	0.07	0.04
Net realized and unrealized gain (loss)	(0.19)		1.50	1.31	0.70	(1.28)	2.51
Total from investment operations	(0.17)		1.53	1.37	0.78	(1.21)	2.55

Less distributions to shareholders from:
Net investment income	(0.01)		(0.03)	(0.06)	(0.09)	(0.07)	(0.04)
Net realized gains	—		(0.69)	(0.75)	(0.38)	(0.22)	(0.35)
Total distributions	(0.01)		(0.72)	(0.81)	(0.47)	(0.29)	(0.39)

Net asset value, end of period	$14.49		$14.67	$13.86	$13.30	$12.99	$14.49

Total Return(a)	(1.19	)%(b)	11.05%	10.30%	6.07%	(8.33)%	20.73%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,093		$2,126	$2,483	$2,480	$2,558	$3,171
Ratio of net expenses to average net assets	1.98	%(c)	1.96%	1.97%	1.95%	1.92%	1.96%
Ratio of expenses to average net assets before waiver or recoupment	1.98	%(c)	1.96%	1.97%	1.95%	1.92%	1.89%
Ratio of net investment income to average net assets	0.25	%(c)	0.23%	0.43%	0.65%	0.53%	0.26%
Portfolio turnover rate	10	%(b)	6%	15%	19%	11%	7%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	June 30,		For the Years Ended December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$46.44		$47.87	$45.13	$39.85	$48.33	$42.48

Investment operations:
Net investment income	0.35		0.56	0.52	0.54	0.50	0.52
Net realized and unrealized gain (loss)	7.54		(0.34)	4.18	5.26	(7.31)	8.83
Total from investment operations	7.89		0.22	4.70	5.80	(6.81)	9.35

Less distributions to shareholders from:
Net investment income	(0.29)		(0.54)	(0.51)	(0.52)	(0.51)	(0.53)
Net realized gains	—		(1.11)	(1.45)	—	(1.16)	(2.97)
Total distributions	(0.29)		(1.65)	(1.96)	(0.52)	(1.67)	(3.50)

Net asset value, end of period	$54.04		$46.44	$47.87	$45.13	$39.85	$48.33

Total Return(a)	17.05	%(b)	0.45%	10.45%	14.62%	(14.12)%	22.06%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$382,272		$328,738	$330,448	$290,431	$282,209	$345,463
Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waiver or recoupment	1.12	%(c)	1.13%	1.14%	1.15%	1.14%	1.12%
Ratio of net investment income to average net assets	1.40	%(c)	1.19%	1.09%	1.26%	1.15%	1.07%
Portfolio turnover rate	15	%(b)	28%	22%	24%	20%	27%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	June 30,		For the Years Ended December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.82		$26.41	$24.69	$24.34	$25.80	$23.01

Investment operations:
Net investment income	0.56		1.10	1.02	1.22	0.83	0.74
Net realized and unrealized gain (loss)	1.34		0.28	1.74	0.28	(1.09)	2.88
Total from investment operations	1.90		1.38	2.76	1.50	(0.26)	3.62

Less distributions to shareholders from:
Net investment income	(0.53)		(1.10)	(1.04)	(1.15)	(0.87)	(0.83)
Net realized gains	—		(0.87)	—	—	(0.30)	—
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.53)		(1.97)	(1.04)	(1.15)	(1.20)	(0.83)

Net asset value, end of period	$27.19		$25.82	$26.41	$24.69	$24.34	$25.80

Total Return(a)	7.39	%(b)	5.25%	11.35%	6.40%	(1.00)%	15.90%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$192,778		$167,855	$145,173	$112,498	$129,273	$138,692
Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.18	%(c)	1.20%	1.23%	1.23%	1.20%	1.20%
Ratio of net investment income to average net assets	4.21	%(c)	4.11%	3.95%	5.04%	3.37%	2.94%
Portfolio turnover rate	14	%(b)	18%	19%	35%	36%	12%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Notes to the Financial Statements

June 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class I and Class C. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable Fund and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

Segment Reporting - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended,

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Dividend Fund and the Small Cap Dividend Fund each typically distribute substantially all of their net investment income quarterly and net realized capital gains, if any, at least annually. The Multi-Asset Income

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

Fund typically distributes net investment income monthly and any realized net capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Contingent Deferred Sales Charges – With respect to the Class C shares of the Large Cap Dividend Fund, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Large Cap Dividend Fund will first redeem Class C shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee,

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2026:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$56,764,448	$—	$—	$56,764,448
Total	$56,764,448	$—	$—	$56,764,448
Small Cap Dividend Fund
Common Stocks(a)	$374,201,575	$—	$—	$374,201,575
Money Market Funds	7,871,450	—	—	7,871,450
Total	$382,073,025	$—	$—	$382,073,025
Multi-Asset Income Fund
Common Stocks(a)	$107,518,939	$—	$—	$107,518,939
Preferred Stocks(a)	41,575,929	4,148,151	—	45,724,080
Corporate Bonds(a)	—	30,631,243	—	30,631,243
Money Market Funds	8,400,124	—	—	8,400,124
Total	$157,494,992	$34,779,394	$—	$192,274,386

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a management fee based on its average daily net assets as follows:

	Large Cap Dividend	Small Cap Dividend	Multi-Asset Income
	Fund	Fund	Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$145,529	$1,762,863	$921,001
Fees waived	$—	$(239,202)	$(171,862)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business) do not exceed 0.98% of each class of shares of the Large Cap Dividend Fund’s average daily net assets, 0.99% of the Small Cap Dividend Fund’s average daily net assets and 0.98% of the Multi-Asset Income Fund’s average daily net assets. The expense cap for the Multi-Asset Income Fund was 0.99% from April 30, 2023 to April 30, 2025. Prior to April 30, 2023, the expense cap for the Multi-Asset Income Fund was 1.00%. The contractual arrangements for the Funds are in place through April 30, 2027 and may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
Recoverable Through	Fund	Fund	Income Fund
December 31, 2026	$—	$224,125	$140,643
December 31, 2027	—	462,548	311,227
December 31, 2028	—	459,631	320,661
June 30, 2029	—	239,202	171,862

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Large Cap Dividend Fund’s Class C shares has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

Plan, the Large Cap Dividend Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Large Cap Dividend Fund in connection with the promotion and distribution of the Large Cap Dividend Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Large Cap Dividend Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Large Cap Dividend Fund’s Class C shares under the Plan. For the six months ended June 30, 2026, the Large Cap Dividend Fund Class C shares incurred 12b-1 Expenses of $10,427. The Large Cap Dividend Fund owed $8,924 for Class C 12b-1 Expenses as of June 30, 2026.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$5,715,665	$6,801,506
Small Cap Dividend Fund	54,118,386	53,424,206
Multi-Asset Income Fund	39,599,879	25,090,605

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2026.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Gross unrealized appreciation	$29,779,184	$126,971,796	$23,980,190
Gross unrealized depreciation	(90,651)	(14,316,535)	(6,625,217)
Net unrealized appreciation (depreciation) on investments	$29,688,533	$112,655,261	$17,354,973
Tax cost of investments	$27,075,915	$269,417,764	$174,919,413

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

The tax character of distributions paid for the fiscal year ended December 31, 2025, the Funds’ most recent fiscal year end, were as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
	Fund	Fund	Income Fund
Distributions paid from:
Ordinary income(a)	$704,605	$3,714,204	$7,389,578
Long-term capital gains	2,684,461	7,563,909	4,394,478
Total distributions paid	$3,389,066	$11,278,113	$11,784,056

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Undistributed ordinary income	$12,669	$—	$—
Undistributed long-term capital gains	—	—	—
Accumulated capital and other losses	(84,472)	(1,891,920)	(324,698)
Unrealized appreciation on investments	32,221,253	67,195,306	6,589,837
Total accumulated earnings	$32,149,450	$65,303,386	$6,265,139

The difference between book-basis and tax-basis of unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2025, the Large Cap Dividend Fund, Small Cap Dividend Fund and Multi-Asset Income Fund deferred post-October capital losses in the amounts of $84,472, $1,891,920 and $324,698, respectively.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the period ended June 30, 2026, federal, state, or local income taxes or any income taxes in foreign jurisdictions paid by each Fund were immaterial.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2026, the Small Cap Dividend Fund had 39.62% of the value of its net assets invested in securities within the Industrials sector. As of June 30, 2026, the Multi-Asset Income Fund had 29.57% of the value of its net assets invested in securities within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Q INDIA EQUITY FUND

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
JUNE 30, 2026

Fund Adviser:
Quantum Advisors Private Limited
1st Floor, Apeejay House, 3 Dinshaw Vachha Road
Backbay Reclamation, Churchgate
Mumbai, India 400020

Q India Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS — 96.48%	Shares	Fair Value
India — 96.48%
Communications — 1.94%
Bharti Airtel Ltd.	924	$18,135

Consumer Discretionary — 9.81%
Bajaj Auto Ltd.	205	21,125
Crompton Greaves Consumer Electricals Ltd.	12,680	36,927
Hero MotoCorp Ltd.	408	20,748
Mahindra & Mahindra Ltd.	392	12,774
		91,574
Energy — 3.80%
Exide Industries Ltd.	8,625	35,458

Financials — 44.72%
Aditya Birla Sun Life Asset Management Co. Ltd.	2,567	31,408
Axis Bank Ltd.	2,629	37,487
HDFC Bank Ltd.	5,658	47,840
HDFC Life Insurance Company Ltd.	2,939	17,938
ICICI Bank Ltd.	2,994	43,787
ICICI Lombard General Insurance Co. Ltd.	1,163	21,468
ICICI Prudential Life Insurance Co. Ltd.	7,402	38,261
IndusInd Bank Ltd.	2,688	26,337
Kotak Mahindra Bank Ltd.	10,635	44,201
LIC Housing Finance Ltd.	5,907	35,304
Star Health and Allied Insurance Co. Ltd.(a)	7,371	45,967
State Bank of India	2,528	27,517
		417,515
Health Care — 6.24%
Cipla Ltd.	2,169	33,682
Dr Reddy’s Laboratories Ltd.	1,703	24,583
		58,265
Industrials — 5.33%
CMS Info Systems Ltd.	6,735	20,038
Container Corporation of India Ltd.	5,891	29,672
		49,710
Materials — 3.32%
Nuvoco Vistas Corporation Ltd.(a)	9,135	29,344
Tata Steel Ltd.	857	1,709
		31,053
Real Estate — 2.39%
Godrej Properties Ltd.	1,125	22,284

See accompanying notes which are an integral part of these financial statements.

1

Q India Equity Fund
Schedule of Investments (Continued)
COMMON STOCKS — 96.48% (Continued)	Shares	Fair Value
India — 96.48% (Continued)
Technology — 14.00%
Infosys Ltd.	3,388	$35,987
Tata Consultancy Services Ltd.	1,734	37,341
Tech Mahindra Ltd.	2,017	30,079
Wipro Ltd.	15,054	27,229
		130,636
Utilities — 4.93%
GAIL India Ltd.	14,394	26,474
Gujarat Gas Ltd.(a)	5,646	19,567
		46,041
Total Common Stocks (Cost $1,056,302)		900,671

MONEY MARKET FUNDS — 2.65%	Shares	Fair Value
U.S. Bank Money Market Deposit Account, 3.31%(b)	24,752	$24,752

Total Money Market Funds (Cost $24,752)		24,752

Total Investments — 99.13% (Cost $1,081,054)		925,423

Other Assets in Excess of Liabilities — 0.87%		8,090

NET ASSETS — 100.00%		$933,513

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

2

Q India Equity Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets
Investments in securities at value (cost $1,081,054)	$925,423
Foreign currency (cost $19,059)	19,059
Dividends and interest receivable	1,356
Receivable from Adviser	162,181
Prepaid expenses	10,360
Total Assets	1,118,379

Liabilities
12b-1 fees accrued - Investor Class	112
Payable to affiliates	87,897
Payable to trustees	16,148
Other accrued expenses	80,709
Total Liabilities	184,866

Net Assets	$933,513

Net Assets consist of:
Paid-in capital	$1,082,072
Accumulated deficit	(148,559)
Net Assets	$933,513

Class I
Net Assets	$881,833
Shares outstanding (unlimited number of shares authorized, no par value)	97,647
Net asset value and offering price per share	$9.03

Class II
Net Assets	$22,651
Shares outstanding (unlimited number of shares authorized, no par value)	2,500
Net asset value and offering price per share	$9.06

Investor Class
Net Assets	$29,029
Shares outstanding (unlimited number of shares authorized, no par value)	3,227
Net asset value and offering price per share	$9.00

See accompanying notes which are an integral part of these financial statements.

3

Q India Equity Fund
Statement of Operations
For the Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividend income	$7,000
Interest income	635
Foreign dividend taxes withheld	(1,528)
Total investment income	6,107

Expenses
Administration	43,366
Transfer agent	28,718
Audit and tax preparation	17,752
Legal	13,013
Trustee	10,736
Registration	9,395
Custodian	7,465
Compliance services	6,372
Report printing	5,954
Pricing	3,194
Adviser	3,097
Insurance	2,691
12b-1 fees – Investor Class	37
Miscellaneous	15,564
Total expenses	167,354
Fees waived and/or expenses reimbursed by Adviser	(162,677)
Net operating expenses	4,677

Net investment income	1,430

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	6,241
Net realized loss on foreign currency translations	(665)
Net change in unrealized depreciation of investment securities and translation of assets and liabilities in foreign currency	(128,180)
Net realized and change in unrealized loss on investments	(122,604)

Net decrease in net assets resulting from operations	$(121,174)

See accompanying notes which are an integral part of these financial statements.

4

Q India Equity Fund
Statements of Changes in Net Assets
	For the
	Six Months	For the
	Ended	Period Ended
	June 30, 2026	December 31,
	(Unaudited)	2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,430	$963
Net realized gain (loss) on investment securities transactions and foreign currency translations	5,576	(984)
Net change in unrealized depreciation of investment securities and translation of assets and liabilities in foreign currency	(128,180)	(27,367)
Net decrease in net assets resulting from operations	(121,174)	(27,388)

Capital Transactions - Class I
Proceeds from shares sold	—	1,025,000
Total Class I	—	1,025,000

Capital Transactions - Class II
Proceeds from shares sold	—	25,000
Total Class II	—	25,000

Capital Transactions - Investor Class
Proceeds from shares sold	—	37,500
Amount paid for shares redeemed	—	(5,425)
Total Investor Class	—	32,075
Net increase in net assets resulting from capital transactions	—	1,082,075

Total Increase (Decrease) in Net Assets	(121,174)	1,054,687

Net Assets
Beginning of period	$1,054,687	$—
End of period	$933,513	$1,054,687

Share Transactions - Class I
Shares sold	—	97,647
Total Class I	—	97,647

Share Transactions - Class II
Shares sold	—	2,500
Total Class II	—	2,500

Share Transactions - Investor Class
Shares sold	—	3,751
Shares redeemed	—	(524)
Total Investor Class	—	3,227
Net increase in shares outstanding	—	103,374

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

5

Q India Equity Fund
Class I
Financial Highlights

(For a share outstanding during the period)
	For the
	Six Months	For the
	Ended	Period Ended
	June 30, 2026	December 31,
	(Unaudited)	2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.20	$10.00

Investment operations:
Net investment income	0.01	—
Net realized and unrealized gain (loss)	(1.18)	0.20
Total from investment operations	(1.17)	0.20

Net asset value, end of period	$9.03	$10.20

Total Return(b)(c)	(11.47)%	2.00%

Ratios and Supplemental Data:
Net assets, end of period (000)	$882	$996
Ratio of net expenses to average net assets(d)	0.98%	0.98%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	35.14%	55.28%
Ratio of net investment income to average net assets(d)	0.30%	0.11%
Portfolio turnover rate(c)	5%	1%

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Q India Equity Fund
Class II
Financial Highlights

(For a share outstanding during the period)
	For the
	Six Months	For the
	Ended	Period Ended
	June 30, 2026	December 31,
	(Unaudited)	2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.22	$10.00

Investment operations:
Net investment income	0.02	0.16
Net realized and unrealized gain (loss)	(1.18)	0.06
Total from investment operations	(1.16)	0.22

Net asset value, end of period	$9.06	$10.22

Total Return(b)(c)	(11.35)%	2.20%

Ratios and Supplemental Data:
Net assets, end of period (000)	$23	$26
Ratio of net expenses to average net assets(d)	0.75%	0.75%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	35.14%	310.51%
Ratio of net investment income to average net assets(d)	0.53%	1.56%
Portfolio turnover rate(c)	5%	1%

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

Q India Equity Fund
Investor Class
Financial Highlights

(For a share outstanding during the period)
	For the
	Six Months	For the
	Ended	Period Ended
	June 30, 2026	December 31,
	(Unaudited)	2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.18	$10.00

Investment operations:
Net investment income	—	0.10
Net realized and unrealized gain (loss)	(1.18)	0.08
Total from investment operations	(1.18)	0.18

Net asset value, end of period	$9.00	$10.18

Total Return(b)(c)	(11.59)%	1.80%

Ratios and Supplemental Data:
Net assets, end of period (000)	$29	$33
Ratio of net expenses to average net assets(d)	1.23%	1.23%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	35.39%	308.51%
Ratio of net investment income to average net assets(d)	0.05%	1.13%
Portfolio turnover rate(c)	5%	1%

(a)	For the period January 6, 2025 (commencement of operations) to December 31, 2025.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

8

Q India Equity Fund
Notes to the Financial Statements
June 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Q India Equity Fund (the “Fund”) was registered as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to achieve long-term capital appreciation by investing in the listed equities of Indian companies that are in a position to benefit from the anticipated growth and development of the Indian economy. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Quantum Advisors Private Limited (the “Adviser”).

The Fund currently offers three classes of shares, Class I, Class II and Investor Class. Class I, Class II and Investor Class shares were first offered to the public on January 6, 2025. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – As a non-diversified fund, the Fund’s portfolio may focus on a limited number of companies. Because the Fund may hold the securities of fewer issuers than a diversified fund, the poor performance of an individual security in the Fund’s portfolio may have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

9

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund has adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the six months ended June 30, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund was immaterial.

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

10

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

As of and during the six months ended June 30, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign capital gains, foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the

11

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. With respect to foreign equity securities that are principally traded on a market outside the United States, the Board’s Pricing & Liquidity Committee has approved the utilization of an International Fair Value Pricing Service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. Where a movement of identified indices compared to each other is sufficiently large to constitute a trigger point established by the Board’s Pricing & Liquidity Committee, fair market valuation factors provided by the International Fair Value Pricing Service will be applied to the closing market prices of these foreign equity securities, and those adjusted prices will be used in the Fund’s NAV calculation for that day. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or

12

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

13

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$—	$900,671	$—	$900,671
Money Market Funds	24,752	—	—	24,752
Total	$24,752	$900,671	$—	$925,423

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended June 30, 2026, before the waiver described below, the Adviser earned a fee of $3,097 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.98%, 0.75% and 1.23% of the average daily net assets of the Fund’s Class I, Class II and Investor Class shares, respectively, through April 30, 2029 and to 1.05%, 1.05% and 1.30% of the average daily net assets of the Fund’s Class I, Class II and Investor Class shares, respectively, through May 1, 2036. At June 30, 2026, the Adviser owed the Fund $162,181 for waived and reimbursed expenses. For the six months ended June 30, 2026, the Adviser waived management fees of $162,677.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in

14

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of June 30, 2026, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions from the Fund no later than the dates stated below:

Recoverable through
December 31, 2028	$286,047
June 30, 2029	162,677

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Investor Class shares of the Fund, has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund can pay the Distributor, the Adviser and/or other financial institutions or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the

15

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended June 30, 2026, the Investor Class shares incurred 12b-1 expenses of $37. The Fund owed $112 for Investor Class shares 12b-1 expenses as of June 30, 2026.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, purchases and sales of investment securities, other than short-term investments, were $88,039 and $42,502, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2026.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Kevin and Jill Heller owned 100% of the Class II outstanding shares and 77.47% of the Investor Class outstanding shares. As of June 30, 2026, Sandeep Mathrani owned 97.44% of Class I outstanding shares. As a result, Kevin and Jill Heller and Sandeep Mathrani may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At June 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$19,379
Gross unrealized depreciation	(175,027)
Net unrealized appreciation/(depreciation) on investments	$(155,648)
Tax cost of investments	$1,081,071

At December 31, 2025, the Fund’s most recent fiscal period end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Unrealized appreciation/(depreciation)	$(27,385)
Total accumulated earnings (deficit)	$(27,385)

As of December 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to foreign capital gain tax reclasses.

16

Q India Equity Fund
Notes to the Financial Statements (Continued)
June 30, 2026 (Unaudited)

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal period ended December 31, 2025, the Fund did not defer any post-October capital losses or late year ordinary losses.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2026, the Fund had 44.72% of the value of its net assets invested in stocks within the Financials sector.

NOTE 9. CONCENTRATION RISK

A fund’s portfolio with a geographical focus may be more volatile than a broad-based fund portfolio, such as a global equity fund portfolio, as they are more susceptible to fluctuations in value resulting from adverse conditions in the countries in which they invest. As of June 30, 2026, the Fund had 96.48% of the value of its net assets invested in stocks domiciled in India.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	9/1/2026

By	/s/ Kevin M. Traegner
Kevin M. Traegner, Principal Financial Officer

Date	9/1/2026